Pioneer Global Equity Fund
Schedule of Investments  |  November 30, 2021

A: GLOSX	C: GCSLX	K: PGEKX	R: PRGEX	Y: PGSYX

Schedule of Investments  |  11/30/21
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.3%
	Common Stocks — 96.2% of Net Assets
	Aerospace & Defense — 1.4%
269,517	Hensoldt AG	$ 3,858,464
	Total Aerospace & Defense	$3,858,464
	Air Freight & Logistics — 1.6%
22,726	United Parcel Service, Inc., Class B	$ 4,508,157
	Total Air Freight & Logistics	$4,508,157
	Automobiles — 1.9%
303,257	Stellantis NV	$ 5,190,182
	Total Automobiles	$5,190,182
	Banks — 13.4%
288,569	ABN AMRO Bank NV (144A)	$ 4,114,972
31,742	BNP Paribas S.A.	1,970,537
684,224	Grupo Financiero Banorte S.A.B de CV, Class O	4,088,592
224,979	KB Financial Group, Inc.	10,004,878
1,437,900	Mitsubishi UFJ Financial Group, Inc.	7,592,973
1,004,043	NatWest Group Plc	2,819,689
149,933	Wells Fargo & Co.	7,163,799
	Total Banks	$37,755,440
	Beverages — 3.6%
113,100	Asahi Group Holdings, Ltd.	$ 4,204,066
25,888	Constellation Brands, Inc., Class A	5,833,343
	Total Beverages	$10,037,409
	Biotechnology — 4.5%
49,890	AbbVie, Inc.	$ 5,751,319
99,029	Gilead Sciences, Inc.	6,826,069
	Total Biotechnology	$12,577,388
	Capital Markets — 1.4%
40,590	Euronext NV (144A)	$ 3,984,395
	Total Capital Markets	$3,984,395
	Chemicals — 1.7%
20,460	International Flavors & Fragrances, Inc.	$ 2,908,798
52,858	Mosaic Co.	1,808,801
	Total Chemicals	$4,717,599
	Communications Equipment — 0.9%
46,829	Cisco Systems, Inc.	$ 2,568,102
	Total Communications Equipment	$2,568,102
1Pioneer Global Equity Fund |  | 11/30/21

Shares		Value
	Construction Materials — 1.8%
104,464	CRH Plc	$ 5,055,416
	Total Construction Materials	$5,055,416
	Diversified Telecommunication Services — 2.7%
270,700	Deutsche Telekom AG	$ 4,787,008
231,147	Lumen Technologies, Inc.	2,852,354
	Total Diversified Telecommunication Services	$7,639,362
	Electrical Equipment — 1.8%
18,277	Eaton Corp. Plc	$ 2,961,971
173,500	Mitsubishi Electric Corp.	2,176,868
	Total Electrical Equipment	$5,138,839
	Electronic Equipment, Instruments & Components — 1.0%
15,233	CDW Corp.	$ 2,884,521
	Total Electronic Equipment, Instruments & Components	$2,884,521
	Food & Staples Retailing — 2.5%
25,057	Magnit PJSC	$ 1,961,700
125,000	Seven & I Holdings Co., Ltd.	5,019,663
	Total Food & Staples Retailing	$6,981,363
	Food Products — 1.1%
119,184	Associated British Foods Plc	$ 3,042,076
	Total Food Products	$3,042,076
	Health Care Providers & Services — 2.2%
15,447	Anthem, Inc.	$ 6,275,035
	Total Health Care Providers & Services	$6,275,035
	Hotels, Restaurants & Leisure — 1.8%
21,092	Darden Restaurants, Inc.	$ 2,909,642
12,425(a)	Expedia Group, Inc.	2,001,543
	Total Hotels, Restaurants & Leisure	$4,911,185
	Household Durables — 1.9%
44,600	Sony Group Corp.	$ 5,435,097
	Total Household Durables	$5,435,097
	Household Products — 0.3%
10,444	Reckitt Benckiser Group Plc	$ 846,738
	Total Household Products	$846,738
	Insurance — 5.6%
104,772	Hartford Financial Services Group, Inc.	$ 6,925,429
Pioneer Global Equity Fund |  | 11/30/212

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Shares		Value
	Insurance — (continued)
29,734	Progressive Corp.	$ 2,763,478
27,053	Willis Towers Watson Plc	6,109,650
	Total Insurance	$15,798,557
	Interactive Media & Services — 2.7%
2,272(a)	Alphabet, Inc., Class A	$ 6,447,822
3,852(a)	Meta Platforms, Inc., Class A	1,249,820
	Total Interactive Media & Services	$7,697,642
	Internet & Direct Marketing Retail — 5.1%
156,800(a)	Alibaba Group Holding, Ltd.	$ 2,514,296
2,098(a)	Amazon.com, Inc.	7,357,833
67,470	eBay, Inc.	4,551,526
	Total Internet & Direct Marketing Retail	$14,423,655
	IT Services — 5.1%
95,048	Cognizant Technology Solutions Corp., Class A	$ 7,411,843
58,530	International Business Machines Corp.	6,853,863
10,489(a)	Kyndryl Holdings, Inc.	165,726
	Total IT Services	$14,431,432
	Metals & Mining — 2.4%
56,518	Barrick Gold Corp.	$ 1,073,277
69,100	First Quantum Minerals, Ltd.	1,472,929
155,374	Teck Resources, Ltd., Class B	4,115,857
	Total Metals & Mining	$6,662,063
	Oil, Gas & Consumable Fuels — 6.6%
68,468	Marathon Petroleum Corp.	$ 4,166,278
553,394	Rosneft Oil Co. PJSC	4,202,514
242,664	Royal Dutch Shell Plc, Class B (A.D.R.)	10,206,448
	Total Oil, Gas & Consumable Fuels	$18,575,240
	Pharmaceuticals — 4.7%
31,200	Eisai Co., Ltd.	$ 1,873,498
211,492	Pfizer, Inc.	11,363,465
	Total Pharmaceuticals	$13,236,963
	Semiconductors & Semiconductor Equipment — 9.1%
54,111	Micron Technology, Inc.	$ 4,545,324
40,633	MKS Instruments, Inc.	6,182,717
40,150	QUALCOMM, Inc.	7,249,484
177,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,765,667
66,800	Ulvac, Inc.	3,810,266
	Total Semiconductors & Semiconductor Equipment	$25,553,458
3Pioneer Global Equity Fund |  | 11/30/21

Shares		Value
	Software — 3.0%
17,184	Microsoft Corp.	$ 5,680,858
28,431	Oracle Corp.	2,579,829
	Total Software	$8,260,687
	Specialty Retail — 0.5%
826(a)	AutoZone, Inc.	$ 1,500,900
	Total Specialty Retail	$1,500,900
	Technology Hardware, Storage & Peripherals — 2.0%
7,944	Apple, Inc.	$ 1,313,143
302,559	Hewlett Packard Enterprise Co.	4,341,722
	Total Technology Hardware, Storage & Peripherals	$5,654,865
	Trading Companies & Distributors — 1.9%
96,764(a)	AerCap Holdings NV	$ 5,422,654
	Total Trading Companies & Distributors	$5,422,654
	Total Common Stocks (Cost $232,351,301)	$270,624,884

	Master Limited Partnerships — 0.6% of Net Assets
	Capital Markets — 0.6%
34,014	AllianceBernstein Holding LP	$ 1,704,782
	Total Capital Markets	$1,704,782
	Total Master Limited Partnerships (Cost $1,024,407)	$1,704,782

	TEMPORARY CASH INVESTMENTS — 2.5% of Net Assets
	Open-End Mutual Funds — 2.5%
6,954,717	Dreyfus Government Cash Management, Institutional Shares, 0.03%(b)	$ 6,954,717
		$6,954,717
	TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,954,717)	$6,954,717
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.3% (Cost $240,330,425)	$279,284,383
	OTHER ASSETS AND LIABILITIES — 0.7%	$2,053,335
	Net Assets — 100.0%	$281,337,718
Pioneer Global Equity Fund |  | 11/30/214

Schedule of Investments  |  11/30/21
(unaudited) (continued)
(A.D.R.)	American Depositary Receipts.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2021, the value of these securities amounted to $8,099,367, or 2.9% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2021.
Distribution of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:
United States	55.7%
Japan	11.1%
Netherlands	8.6%
United Kingdom	4.7%
Ireland	3.8%
South Korea	3.7%
Germany	3.2%
Canada	2.4%
Russia	2.3%
Mexico	1.5%
Taiwan	1.4%
Other (individually less than 1%)	1.6%
100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$3,858,464	$—	$3,858,464
Automobiles	—	5,190,182	—	5,190,182
Banks	11,252,391	26,503,049	—	37,755,440
Beverages	5,833,343	4,204,066	—	10,037,409
Capital Markets	—	3,984,395	—	3,984,395
Construction Materials	—	5,055,416	—	5,055,416
5Pioneer Global Equity Fund |  | 11/30/21

	Level 1	Level 2	Level 3	Total
Diversified Telecommunication Services	$2,852,354	$4,787,008	$—	$7,639,362
Electrical Equipment	2,961,971	2,176,868	—	5,138,839
Food & Staples Retailing	—	6,981,363	—	6,981,363
Food Products	—	3,042,076	—	3,042,076
Household Durables	—	5,435,097	—	5,435,097
Household Products	—	846,738	—	846,738
Internet & Direct Marketing Retail	11,909,359	2,514,296	—	14,423,655
Oil, Gas & Consumable Fuels	14,372,726	4,202,514	—	18,575,240
Pharmaceuticals	11,363,465	1,873,498	—	13,236,963
Semiconductors & Semiconductor Equipment	17,977,525	7,575,933	—	25,553,458
All Other Common Stocks	103,870,787	—	—	103,870,787
Master Limited Partnerships	1,704,782	—	—	1,704,782
Open-End Mutual Funds	6,954,717	—	—	6,954,717
Total Investments in Securities	$191,053,420	$88,230,963	$—	$279,284,383
During the three months ended November 30, 2021, there were no transfers in or out of Level 3.
Pioneer Global Equity Fund |  | 11/30/216